Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Schedule of accounts receivable [Abstract]
Accounts receivable - gross	$ 26,101,025	$ 15,156,143
Allowance for doubtful accounts	(563,789)	(345,997)
Accounts receivable, net	$ 25,537,236	$ 14,810,146